INCOME TAXES - Provision (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current tax expense/(recovery)
Canada	CAD (795)	CAD (543)	CAD (621)
United States	(16,092)	5,541	8,510
Current Tax expense/(recovery)	(16,887)	4,998	7,889
Deferred Tax expense/(recovery)
Canada	(52,603)	64,746	(21,166)
Deferred Tax expense/(recovery)	(150,588)	132,830	30,753
Income Tax expense/(recovery)	(167,475)	137,828	38,642
Deferred income tax expense recognized in Other Comprehensive Income	CAD 0	CAD 300	CAD 1,000